Employee Benefit Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
BOLT THREADS, INC. [Member]
Employee Benefit Plan (Details) [Line Items]
Matching contributions	$ 0.2	$ 0.4